Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022	Mar. 31, 2024
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 108,982		$ 108,982		$ (35,525)	$ (42,431)	$ 0	$ 135,140
Redemption period							1 year
Net income (loss) attributable to redeemable noncontrolling interest	$ 1,080	$ (20,501)	$ 0	$ (42,200)	$ 0	$ 1,080	$ 0	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Ownership percentage							78.30%
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)							59,930